Waddell & Reed Advisors
               Cash
               Management,
               Inc.

               Semiannual
               Report
               --------------
               March 31, 2001

CONTENTS

         3     President's Letter

         5     Investments

        14     Statement of Assets and Liabilities

        15     Statement of Operations

        16     Statement of Changes in Net Assets

        17     Financial Highlights

        21     Notes to Financial Statements

        25     Independent Auditors' Report

        26     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Cash Management, Inc. current prospectus.

PRESIDENT'S LETTER OF CASH MANAGEMENT
March 31, 2001


Dear Shareholder,


We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2001.

The last six months brought a difficult environment for the stock markets and for the economy as a whole. Corporate earnings reports continued to fall short of expectations during both the fourth quarter of 2000 and the first quarter of 2001. Consumer confidence waned as energy prices rose and the stock markets tumbled. The technology sector continued to experience falling stock prices, with more traditional sectors such as financial services, health care and energy soon following suit as the declining market seemed to have an effect across the board.

In an effort to halt the downward trend, and to attempt to stave off a perceived recession, the Federal Reserve cut interest rates three times during the six-month period, including twice in January, for a total of 1.5 percentage points. Despite this action, the markets and the economy had not yet reversed their mostly negative course as of March 31. Nonetheless, most economists forecast further interest rate cuts during the balance of 2001, and Congress is contemplating a tax-cut package that could help improve the economic outlook as the year progresses.

For the last six months, the technology-heavy Nasdaq Industrial Index was down
39.9 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 18.7 percent and the Dow Jones Industrial Average declined 6.2 percent.

By contrast, bonds have done fairly well during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 7.4 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Essentially, this country has experienced a decade of economic expansion.
Market volatility during the last six months has suggested that we may now be entering a recession, although there is no current consensus among economists and analysts. We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

THE INVESTMENTS OF CASH MANAGEMENT
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit - 0.68%
 Yankee
 Societe Generale - New York,
   5.25%, 7-5-01 .........................   $ 7,500  $ 7,396,094
                                                     ------------

Commercial Paper - 5.63%
 Abbey National North America,
   5.52%, 4-17-01 ........................    13,600   13,566,635
 Banco Bradesco S.A. (Barclays Bank PLC),
   5.39%, 4-12-01 ........................    17,000   16,972,002
 Banco del Istmo S.A. (Barclays Bank PLC),
   5.43%, 4-25-01 ........................    10,150   10,113,257
 Citicorp,
   5.13%, 4-17-01 ........................    15,000   14,965,800
 Lloyds Bank, LTD.,
   5.0%, 4-11-01 .........................     6,000    5,991,667
                                                     ------------
                                                       61,609,361
                                                     ------------

Notes - 2.47%
 Wells Fargo & Company:
   6.875%, 5-10-01 .......................    10,000    9,995,567
   4.8825%, 6-19-01 ......................    17,000   16,999,039
                                                     ------------
                                                       26,994,606
                                                     ------------

TOTAL BANK OBLIGATIONS - 8.78%                        $96,000,061
 (Cost: $96,000,061)

CORPORATE OBLIGATIONS
Commercial Paper
 Chemicals and Allied Products - 3.99%
 BOC Group Inc. (DE),
   5.55%, 4-2-01 .........................    32,623   32,617,970
 Pfizer Inc.,
   4.95%, 4-20-01 ........................    11,000   10,971,262
                                                     ------------
                                                       43,589,232
                                                     ------------


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
March 31, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Communication - 5.35%
 BellSouth Corporation,
   5.35%, 4-2-01 .........................   $23,800  $23,796,463
 SBC Communications Inc.,
   5.0%, 4-2-01 ..........................     2,200    2,199,694
 Verizon Global Funding, Inc.,
   5.06375%, 6-15-01 .....................    13,750   13,747,240
 Verizon Network Funding Corporation:
   5.05%, 4-18-01 ........................     5,125    5,112,778
   5.0%, 5-10-01 .........................    13,782   13,707,348
                                                     ------------
                                                       58,563,523
                                                     ------------

 Electric, Gas and Sanitary Services - 7.26%
 Georgia Power Co.:
   5.03%, 4-12-01 ........................    10,000    9,984,631
   5.24%, 4-12-01 ........................     8,700    8,686,070
 Nicor Inc.,
   5.17%, 4-2-01 .........................    10,371   10,369,511
 Questar Corp.:
   5.02%, 4-4-01 .........................     8,000    7,996,653
   5.0%, 4-17-01 .........................     9,900    9,878,000
   5.02%, 4-20-01 ........................     7,500    7,480,129
 Sony Capital Corp.,
   5.16%, 4-4-01 .........................    25,000   24,989,250
                                                     ------------
                                                       79,384,244
                                                     ------------

 Food and Kindred Products - 1.25%
 Diageo plc,
   4.7%, 6-18-01 .........................     9,000    8,908,350
 Golden Peanut Co.,
   4.75%, 7-16-01 ........................     4,800    4,732,867
                                                     ------------
                                                       13,641,217
                                                     ------------

 Heavy Construction, Excluding Building - 1.27%
 Halliburton Company,
   5.33%, 4-27-01 ........................    14,000   13,946,108
                                                     ------------

 Instruments and Related Products - 4.47%
 Emerson Electric Co.,
   5.55%, 4-2-01 .........................    39,169   39,162,962
 PPG Industries, Inc.:
   5.2%, 4-4-01 ..........................     6,000    5,997,400
   4.87%, 5-7-01 .........................     3,800    3,781,494
                                                     ------------
                                                       48,941,856
                                                     ------------


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Insurance Carriers - 1.24%
 AEGON Funding Corp.,
   5.2%, 4-18-01 .........................   $13,550  $13,516,727
                                                     ------------

 Nondepository Institutions - 6.17%
 Ford Motor Credit Company,
   5.6475%, 4-4-01 .......................    32,250   32,250,919
 General Electric Capital Corporation:
   5.15%, 4-3-01 .........................     8,900    8,897,454
   6.29%, 12-15-01 .......................     7,250    7,294,060
   5.44%, 1-14-02 ........................    19,000   19,025,887
                                                     ------------
                                                       67,468,320
                                                     ------------

 Paper and Allied Products - 2.32%
 Kimberly-Clark Corp.,
   5.74%, 7-13-01 ........................    25,800   25,376,293
                                                     ------------

 Primary Metal Industries - 3.21%
 CSN Overseas (Barclays Bank PLC):
   5.01%, 4-27-01 ........................    19,000   18,931,252
   5.08%, 5-2-01 .........................    16,200   16,129,134
                                                     ------------
                                                       35,060,386
                                                     ------------

 Printing and Publishing - 2.53%
 Gannett Co.,
   5.1%, 4-9-01 ..........................     5,000    4,994,333
 Tribune Co.,
   5.18%, 5-23-01 ........................    22,800   22,629,405
                                                     ------------
                                                       27,623,738
                                                     ------------

 Wholesale Trade - Nondurable Goods - 0.89%
 Unilever Capital Corporation,
   5.09%, 4-20-01 ........................     9,750    9,723,808
                                                     ------------

Total Commercial Paper - 39.95%                       436,835,452


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (backed by irrevocable bank
 letter of credit)
 Electric, Gas and Sanitary Services - 1.70%
 River Fuel Co. No. 2 Inc. (The Bank of New York),
   4.72%, 6-15-01 ........................   $ 1,842  $ 1,823,887
 River Fuel Funding Co. No. 3, Inc. (The Bank of New York),
   5.0%, 4-27-01 .........................     3,831    3,817,166
 River Fuel Trust No. 1 (The Bank of New York),
   5.18%, 4-12-01 ........................    12,987   12,966,445
                                                     ------------
                                                       18,607,498
                                                     ------------

 Nondepository Institutions - 4.17%
 ED&F Man Finance Inc. (Rabobank Nederland):
   5.13%, 4-2-01 .........................     8,940    8,938,727
   5.12%, 4-3-01 .........................    16,700   16,695,250
   5.23%, 4-10-01 ........................    12,687   12,670,412
 Sinochem American C.P. Inc. (ABN AMRO Bank N.V.):
   5.08%, 5-1-01 .........................     3,200    3,186,453
   4.93%, 5-29-01 ........................     4,191    4,157,712
                                                     ------------
                                                       45,648,554
                                                     ------------
Total Commercial Paper (backed by irrevocable bank
 letter of credit) - 5.87%                             64,256,052

Notes
 Chemicals and Allied Products - 2.31%
 Lilly (Eli) & Company,
   4.7%, 3-22-02 .........................    16,250   16,250,000
 Merck & Co., Inc.,
   5.1%, 2-22-02 .........................     9,000    9,000,000
                                                     ------------
                                                       25,250,000
                                                     ------------

 Electric, Gas and Sanitary Services - 2.20%
 Baltimore Gas & Electric Co.,
   5.08875%, 9-1-06 ......................    24,078   24,077,775
                                                     ------------

 Food and Kindred Products - 1.31%
 Heinz (H.J.) Co.,
   6.82%, 11-15-01 .......................    14,300   14,300,000
                                                     ------------

 General Merchandise Stores - 0.91%
 Wal-Mart Stores, Inc.,
   5.955%, 6-1-01 ........................    10,000    9,969,588
                                                     ------------


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Notes (Continued)
 Industrial Machinery and Equipment - 0.23%
 International Business Machines Corporation,
   6.64%, 10-29-01 .......................   $ 2,550  $ 2,550,000
                                                     ------------

 Nondepository Institutions - 6.03%
 Associates Corp. of North America,
   5.1575%, 6-14-01 ......................     9,000    9,001,994
 Caterpillar Financial Services Corp.:
   6.45125%, 4-2-01 ......................     9,250    9,253,165
   7.06%, 6-25-01 ........................     3,000    2,999,250
 Deere (John) Capital Corp.,
   7.0505%, 8-6-01 .......................    10,000    9,986,775
 Transamerica Finance Corp.:
   4.92%, 4-18-01 ........................    11,300   11,273,746
   5.03%, 5-9-01 .........................    23,500   23,375,228
                                                     ------------
                                                       65,890,158
                                                     ------------

 Security and Commodity Brokers - 0.46%
 Merrill Lynch & Co. Inc.,
   6.5%, 4-1-01 ..........................     5,000    5,000,000
                                                     ------------

 Wholesale Trade - Nondurable Goods - 5.16%
 Philip Morris Companies Inc.:
   5.8%, 4-2-01 ..........................     5,000    4,999,194
   5.1%, 4-6-01 ..........................     6,000    5,995,750
   5.22%, 4-12-01 ........................     3,750    3,744,019
   5.07%, 5-8-01 .........................     8,540    8,495,500
   5.0%, 5-9-01 ..........................     7,658    7,617,583
   4.82%, 6-7-01 .........................     7,000    6,937,206
   4.75%, 6-14-01 ........................    10,000    9,902,361
   6.0%, 7-15-01 .........................     8,800    8,767,758
                                                     ------------
                                                       56,459,371
                                                     ------------

Total Notes - 18.61%                                  203,496,892

TOTAL CORPORATE OBLIGATIONS - 64.43%                 $704,588,396
 (Cost: $704,588,396)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   5.55%, 11-26-01 .......................       600      603,171
   5.563%, 11-26-01 ......................     5,000    5,009,103


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
   5.05%, 1-3-02 .........................   $ 6,000  $ 5,766,858
   4.875%, 1-22-02 .......................    13,500   13,463,034
   5.1%, 2-8-02 ..........................     9,000    9,000,000
   5.11%, 2-8-02 .........................    10,000   10,000,000
 Federal National Mortgage Association:
   5.26%, 7-13-01 ........................     5,000    4,998,289
   5.25%, 2-21-02 ........................    14,000   14,000,000

TOTAL UNITED STATES GOVERNMENT SECURITIES - 5.75%     $62,840,455
 (Cost: $62,840,455)

MUNICIPAL OBLIGATIONS
Arizona - 0.06%
 The Industrial Development Authority of the
   County of Maricopa, Taxable Variable Rate
   Demand, Multifamily Housing Revenue
   Refunding Bonds (Villas Solanas Apartments
   Project), Series 2000B (Federal National
   Mortgage Association),
   5.1%, 4-5-01 ..........................       600      600,000
                                                     ------------

California - 2.65%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   5.3%, 4-4-01 ..........................    29,000   29,000,000
                                                     ------------

Colorado - 2.77%
 City and County of Denver, Colorado, Department
   of Aviation, Airport System, Subordinate
   Commercial Paper Taxable Notes, Series 2000B
   (Westdeutsche Landesbank Girozentrale and
   Bayerische Landesbank Girozentrale),
   5.12%, 4-23-01 ........................    28,659   28,569,329
 Kit Carson County, Colorado, Architectural
   Development Revenue Bonds (Taxable), (Midwest
   Farms, L.L.C. Project), Series 1997 (Norwest
   Bank Minnesota, National Association),
   5.1%, 4-5-01 ..........................     1,670    1,670,000
                                                     ------------
                                                       30,239,329
                                                     ------------

Indiana - 1.07%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds
   (Amoco Oil Company Project), Taxable Series 1995
   (Amoco Corporation),
   5.51%, 4-12-01 ........................    11,700   11,700,000
                                                     ------------


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Kentucky - 1.10%
 City of Bardstown, Kentucky, Taxable Variable Rate
   Demand Industrial Revenue Bonds:
   Series 1994 (R.J. Tower Corporation Project),
   (Comerica Bank),
   5.17%, 4-5-01 .........................   $ 8,035  $ 8,035,000
   Series 1995 (R.J. Tower Corporation Project),
   (Comerica Bank),
   5.17%, 4-5-01 .........................     4,000    4,000,000
                                                     ------------
                                                       12,035,000
                                                     ------------

Louisiana - 7.95%
 Industrial District No. 3 of the Parish of West
   Baton Rouge, State of Louisiana, Variable Rate
   Demand Revenue Bonds, Series 1995 (Taxable),
   (The Dow Chemical Company Project):
   5.0%, 6-11-01 .........................    14,500   14,500,000
   5.38%, 4-23-01 ........................    11,000   11,000,000
   5.35%, 5-17-01 ........................     5,000    5,000,000
   5.24%, 6-12-01 ........................     5,000    5,000,000
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale):
   4.89%, 5-24-01 ........................    12,875   12,875,000
   5.05%, 5-10-01 ........................    11,200   11,200,000
   5.09%, 7-10-01 ........................     9,800    9,800,000
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   5.25%, 5-10-01 ........................    17,600   17,600,000
                                                     ------------
                                                       86,975,000
                                                     ------------

Massachusetts  - 0.66%
 Massachusetts Industrial Finance Agency, Taxable
   Revenue Bonds (Southcoast Nursing and
   Rehabilitation Center Partnership Issue -
   Series 1997), (Fleet National Bank),
   5.15%, 4-4-01 .........................     3,900    3,900,000
 Massachusetts Development Finance Agency,
   Variable Rate Demand Revenue Bonds,
   Community Development, Inc. Issue,
   Taxable Series 2000B (Fleet National Bank),
   5.15%, 4-4-01 .........................     3,320    3,320,000
                                                     ------------
                                                        7,220,000
                                                     ------------


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
New York - 2.16%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   5.93%, 4-5-01 .........................   $12,855  $12,855,000
 Dutchess County Industrial Development Agency,
   Taxable Variable Rate Demand Civic Facility
   Revenue Bonds, Series 1999-C (St. Francis'
   Hospital, Poughkeepsie, New York Civic Facility),
   (The Bank of New York),
   5.3%, 4-5-01 ..........................     4,000    4,000,000
 Putnam Hospital Center, Multi-Mode Revenue Bonds,
   Series 1999 (The Bank of New York),
   5.3%, 4-4-01 ..........................     3,885    3,885,000
 Town of Hempstead, Industrial Development Agency,
   Variable Rate Demand Taxable Industrial
   Development Revenue Bonds, Series 1996
   (1500 Hempstead TPK, LLC Facility), (The
   Bank of New York),
   5.3%, 4-5-01 ..........................     2,915    2,915,000
                                                     ------------
                                                       23,655,000
                                                     ------------

Ohio - 3.66%
 State of Ohio, Taxable Solid Waste Revenue
   Bonds, Series 2000, Taxable (BP Exploration &
   Oil Inc. Project - BP Amoco P.L.C. Guarantor),
   5.35%, 4-24-01 ........................    40,000   40,000,000
                                                     ------------

Pennsylvania - 0.32%
 Philadelphia Authority for Industrial Development,
   Variable/Fixed Rate Federally Taxable Economic
   Development Bonds (Mother's Work, Inc.),
   Series of 1995 (Fleet National Bank),
   5.15%, 4-4-01 .........................     3,535    3,535,000
                                                     ------------


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT
March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Texas - 1.51%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   5.21%, 4-5-01 .........................   $16,500  $16,490,452
                                                     ------------

Washington - 1.52%
 Wenatchee Valley Clinic, P.S., Floating Rate
   Taxable Bonds, Series 1998 (U.S. Bank
   National Association),
   5.1%, 4-5-01 ..........................    13,500   13,500,000
 Washington State Housing Finance Commission,
   Taxable Variable Rate Demand Multifamily
   Revenue Bonds (Brittany Park Project),
   Series 1996B (U.S. Bank of Washington,
   National Association),
   5.1%, 4-5-01 ..........................     3,170    3,170,000
                                                     ------------
                                                       16,670,000
                                                     ------------

TOTAL MUNICIPAL OBLIGATIONS - 25.43%                $ 278,119,781
 (Cost: $278,119,781)

TOTAL INVESTMENT SECURITIES - 104.39%               $1,141,548,693
 (Cost: $1,141,548,693)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.39%)    (47,998,980)

NET ASSETS - 100.00%                                $1,093,549,713


Notes to Schedule of Investments

Cost of investments owned is the same as that used for Federal income tax purposes.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

STATEMENT OF ASSETS AND LIABILITIES
CASH MANAGEMENT
March 31, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities - at value (Note 1)  ........   $1,141,549
 Cash   ............................................        3,854
 Receivables:
   Fund shares sold ................................        5,293
   Interest ........................................        4,768
 Prepaid insurance premium  ........................           21
                                                         --------
    Total assets  ..................................    1,155,485
                                                         --------
LIABILITIES
 Payable to Fund shareholders  .....................       61,107
 Dividends payable  ................................          535
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................          256
 Accrued management fee (Note 2)  ..................           25
 Accrued accounting services fee (Note 2)  .........           10
 Accrued service fee (Note 2)  .....................          ---*
 Other  ............................................            2
                                                         --------
    Total liabilities  .............................       61,935
                                                         --------
      Total net assets .............................   $1,093,550
                                                         ========
NET ASSETS
 $0.01 par value capital stock, authorized -- 5,000,000;
   Class A shares outstanding - 1,077,492
   Class B shares outstanding - 7,712
   Class C shares outstanding - 4,022
   Waddell & Reed Money Market Class C shares
    outstanding - 4,324
   Capital stock ...................................   $   10,936
   Additional paid-in capital ......................    1,082,614
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................   $1,093,550
                                                         ========
Net asset value, redemption and offering price
 per share for all classes  ........................        $1.00
                                                            =====

*Not shown due to rounding.
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
CASH MANAGEMENT
For the Six Months Ended March 31, 2001
(In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B)  .................   $30,208
                                                          --------
  Expenses (Note 2):
     Investment management fee .........................     1,896
     Transfer agency and dividend disbursing:
       Class A .........................................     1,449
       Class B  ........................................         5
       Class C  ........................................         3
       Waddell & Reed Money Market Class C  ............         4
     Accounting services fee ...........................        52
     Distribution fee:
       Class B  ........................................        19
       Class C  ........................................        11
       Waddell & Reed Money Market Class C  ............        22
     Custodian fees ....................................        45
     Service fee:
       Class B  ........................................         7
       Class C  ........................................         3
       Waddell & Reed Money Market Class C .............         7
     Audit fees ........................................         9
     Legal fees ........................................         5
     Other .............................................       161
                                                          --------
       Total expenses  .................................     3,698
                                                          --------
          Net investment income ........................    26,510
                                                          --------
           Net increase in net assets
            resulting from operations...................   $26,510
                                                          ========


                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
CASH MANAGEMENT
(In Thousands)

                                     For the     For the     fiscal
                                        six       fiscal year ended
                                      months      period   June 30,
                                       ended       ended  ---------
                                      3-31-01    9-30-00       2000
INCREASE IN NET ASSETS               ---------  ---------  --------
  Operations:
     Net investment income ........    $26,510   $12,056    $38,619
                                      --------  --------   --------
       Net increase in net assets
          resulting from operations     26,510    12,056     38,619
                                      --------  --------   --------
  Dividends to shareholders
     from net investment income:*
     Class A ......................   (26,185)  (11,900)    (38,178)
     Class B ......................      (119)      (40)        (81)
     Class C ......................       (66)      (14)        (14)
     Waddell & Reed Money Market
       Class C  ...................      (140)     (102)       (346)
                                      --------  --------   --------
                                      (26,510)  (12,056)    (38,619)
                                      --------  --------   --------
  Capital share transactions (Note 3)  208,381    89,956    123,445
                                      --------  --------   --------
     Total increase ...............    208,381    89,956    123,445
NET ASSETS
  Beginning of period  ............    885,169   795,213    671,768
                                      --------  --------   --------
  End of period  .................. $1,093,550  $885,169   $795,213
                                      ========  ========   ========
     Undistributed net investment
       income  ....................       $---      $---       $---
                                          ====      ====       ====

                 *See "Financial Highlights" on pages 17 - 20.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the   For the
                      six    fiscal
                   months    period  For the fiscal year ended June 30,
                    ended     ended ------------------------------------------
                   3-31-01  9-30-00   2000    1999   1998    1997   1996
                 ---------- -------  -----   -----  -----   -----  -----
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00  $1.00   $1.00  $1.00   $1.00  $1.00
                     ------- -------------- -------------- --------------
Net investment
 income  ...........   0.0280  0.0148 0.0511  0.0455 0.0484  0.0472 0.0487
Less dividends
 declared  .........  (0.0280)(0.0148)(0.0511)(0.0455)(0.0484)(0.0472)(0.0487)
                     ------- -------------- -------------- --------------
Net asset value,
 end of period  ....  $1.00   $1.00  $1.00   $1.00  $1.00   $1.00  $1.00
                     ======= ============== ============== ==============
Total return........   2.83%   1.50%  5.18%   4.67%  4.93%   4.80%  5.01%
Net assets, end of
 period (in
 millions)  ........ $1,078    $875   $782    $667   $533    $514     $402
Ratio of expenses to
 average net
 assets  ...........   0.77%*  0.81%* 0.83%   0.83%  0.89%   0.87%  0.91%
Ratio of net
 investment income
 to average net
 assets  ...........   5.60%*  5.92%* 5.08%   4.54%  4.84%   4.70%  4.89%

*Annualized.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the        For the        For the
                      six           fiscal         period
                    months          period        from 9-9-99*
                     ended           ended        through
                    3-31-01        9-30-00        6-30-00
                    -------        -------        --------
Net asset value,
 beginning of
 period  ...........  $1.00           $1.00           $1.00
                      ------          ------          ------
Net investment
 income  ...........   0.0233          0.0133          0.0346
Less dividends
 declared  .........  (0.0233)        (0.0133)        (0.0346)
                      ------          ------          ------
Net asset value,
 end of period  ....  $1.00           $1.00           $1.00
                     =======         =======         =======
Total return .......   2.36%           1.37%           3.43%
Net assets, end of
 period (in
 millions)  ........      $8              $2              $3
Ratio of expenses to
 average net
 assets  ...........   1.69%**         1.43%**         1.67%**
Ratio of net
 investment income
 to average net
 assets  ...........   4.62%**         5.29%**         4.49%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the        For the        For the
                        six         fiscal         period
                     months         period        from 9-9-99*
                      ended          ended        through
                    3-31-01        9-30-00        6-30-00
                    -------        -------        --------
Net asset value,
 beginning of
 period  ...........  $1.00           $1.00           $1.00
                      ------          ------          ------
Net investment
 income  ...........   0.0234          0.0126          0.0335
Less dividends
 declared  .........  (0.0234)        (0.0126)        (0.0335)
                      ------          ------          ------
Net asset value,
 end of period  ....  $1.00           $1.00           $1.00
                     =======         =======         =======
Total return .......   2.37%           1.29%           3.32%
Net assets, end of
 period (in
 millions)  ........  $4              $1              $1
Ratio of expenses to
 average net
 assets  ...........   1.68%**         1.68%**         1.82%**
Ratio of net
 investment income
 to average net
 assets  ...........   4.61%**         5.05%**         4.45%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT(A)
Waddell & Reed Money Market Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                   For the  For the                               period
                       six   fiscal                                 from
                    months   periodFor the fiscal year ended June 30,9-5-95*
                     ended    ended---------------------------------through
                    3-31-01 9-30-00   2000    1999   1998    19976-30-96
                    -------  ------ ------  ------ ------ ---------------
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00  $1.00   $1.00  $1.00   $1.00  $1.00
                     ------- -------------- -------------- --------------
Net investment
 income  ...........   0.0239  0.0128 0.0426  0.0371 0.0403  0.0407 0.0312
Less dividends
 declared  .........  (0.0239)(0.0128)(0.0426)(0.0371)(0.0403)(0.0407)(0.0312)
                     ------- -------------- -------------- --------------
Net asset value,
 end of period  ....  $1.00   $1.00  $1.00   $1.00  $1.00   $1.00  $1.00
                     ======= ============== ============== ==============
Total return........   2.42%   1.30%  3.86%   3.79%  4.10%   4.13%  3.15%
Net assets, end of
 period (in
 millions)  ........     $4      $7     $9      $5     $4      $4     $1
Ratio of expenses to
 average net
 assets  ...........   1.59**  1.57%**1.77%   1.60%  1.71%   1.48%  1.88%**
Ratio of net
 investment income
 to average net
 assets  ...........   4.84%** 5.15%**4.63%   3.77%  4.03%   4.14%  3.76%**

(A)See Note 3.
 *Commencement of operations.
 **Annualized.
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. Effective for the fiscal period ended September 30, 2000, the Fund changed its fiscal year end for both financial reporting and Federal income tax purposes to September 30 from June 30. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends on each day to shareholders of record at the time of the previous determination of net asset value. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

     In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market C shares, the Fund pays WARSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check it processes. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     The Fund has adopted 12b-1 plans for Class B, Class C and Waddell & Reed Money Market C shares. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class. During the period ended March 31, 2001, W&R paid no sales commissions.

     During the period ended March 31, 2001, the Distributor received $15,999, $2,537 and $3,234 in deferred sales charges for Class B, Class C and Waddell & Reed Money Market C shares, respectively.

     The Fund paid Directors' fees of $13,453, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Multiclass Operations

     The Fund offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Waddell & Reed Money Market Class B shares were combined with Waddell & Reed Money Market Class C shares effective March 24, 2000 and were redesignated Waddell & Reed Money Market Class C shares.

     Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

                            For the      For the        For the
                                six       fiscal         fiscal
                             months        period          year
                              ended         ended         ended
                            3-31-01       9-30-00       6-30-00
                        -----------  ------------  ------------
Value issued from sale
 of shares:
 Class A  ............   $3,002,980    $1,354,210    $5,022,749
 Class B .............       11,280           893         8,764
 Class C .............        6,469           879         1,548
 Waddell & Reed Class B         ---           ---        13,885
 Waddell & Reed Class C         ---*          340        22,158
Value issued from
 reinvestment of dividends:
 Class A  ............       24,471        11,295        35,182
 Class B .............          119            41            75
 Class C .............           62            13            13
 Waddell & Reed Class B         ---           ---           173
 Waddell & Reed Class C         138           100           139
Value redeemed:
 Class A  ............   (2,824,641)   (1,272,641)   (4,943,269)
 Class B .............       (6,040)       (2,022)       (5,397)
 Class C .............       (3,674)         (649)         (640)
 Waddell & Reed Class B         ---           ---       (18,671)
 Waddell & Reed Class C      (2,783)       (2,503)      (13,264)
                         ----------      --------    ----------
Increase in
 outstanding capital       $208,381    $   89,956    $  123,445
                         ==========    ==========    ==========
     * Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (the "Fund") as of March 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and the fiscal year ended June 30, 2000, and the financial highlights for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and each of the five fiscal years in the period ended June 30, 2000.
These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of March 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and the fiscal year ended June 30, 2000, and the financial highlights for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and each of the five fiscal years in the period ended June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2001

To all traditional IRA Planholders:


As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Mira Stevovich, Vice President

The Waddell & Reed Advisors Group of Mutual Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.

----------------------------------
FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS 66201-9217
  Toll-Free - (800)366-5465
  Local - (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1010SA(3-01)